Employee benefit plans and stock-based compensation plans (FY)- Status of Restricted Stock Units and Performance Shares (Details) - Restricted stock units and performance shares - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at December 31, 2015 (shares)		1,900,000	1,700,000
Granted (shares)		1,700,000	1,000,000
Other (shares)	[1]		100,000
Released (shares)			(800,000)
Forfeited/Cancelled (shares)			(100,000)
Outstanding at December 31, 2016 (shares)			1,900,000
Non-vested shares at December 31, 2016 (shares)			1,800,000
Vested and deferred at December 31, 2016 (shares)			100,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, Outstanding at December 31, 2015 (usd per share)		$ 75.04	$ 76.90
Weighted-Average Grant Date Fair Value, Granted (usd per share)		$ 67.41	69.87
Weighted-Average Grant Date Fair Value, Other (usd per share)	[1]		58.17
Weighted Average Grant Date Fair Value, Released (usd per share)			70.26
Weighted Average Grant Date Fair Value, Forfeited/Cancelled (usd per share)			78.69
Weighted Average Grant Date Fair Value, Outstanding at December 31, 2016 (usd per share)			75.04
Weighted Average Grant Date Fair Value, Vested and deferred at December 31, 2016 (usd per share)			64.60
Weighted-Average Grant Date Fair Value, Outstanding at December 31, 2016 (usd per share)			$ 75.18

[1]	Represents additional performance shares issued above the original grant for achieving certain performance metrics.